Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	May 05, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,337,759	$ 2,620,023	$ 10,358,209
Restricted cash	53,516	53,503
Accounts and other receivable, net	239,524	294,298
Inventory, net	64,722	69,954
Prepaid expenses and other current assets	382,210	334,437
Total current assets	2,077,731	3,372,215
Property and equipment, net	388,379	486,116		$ 1,115,214
Deferred costs and other assets	248,522	278,730
Intangible assets, net	7,627,391	7,840,408	8,400,000
Goodwill	2,079,284	2,079,284	2,100,000	0	$ 0	$ 0
Total assets	12,421,307	14,056,753
Current liabilities
Accounts payable	378,348	392,615
Accrued expenses and liabilities	1,130,046	1,054,677		2,453,255
Total current liabilities	1,508,394	1,447,292
Other liabilities	103,678	123,434
Total liabilities	1,612,072	1,570,726
Commitments and contingencies (Note 14)
Stockholders' equity (deficit)
Common stock	993	993
Preferred stock	3	3
Additional paid-in capital	18,196,466	18,180,658
Accumulated deficit	(7,388,227)	(5,695,627)
Total stockholders' equity (deficit)	10,809,235	12,486,027	$ 17,888,719
Total liabilities and stockholders' equity (deficit)	$ 12,421,307	$ 14,056,753